Property and equipment	6 Months Ended
Jun. 30, 2026
Property and equipment
Property and equipment

4Property and equipment

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Leasehold improvements	203,169	276,578
Furniture, fittings and equipment	16,627	4,734
Property and equipment, net	219,796	281,312